Basic and diluted earnings per share (Computation of Basic and Diluted Earnings per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator
Net income attributable to Mindray shareholders	$ 193,292	$ 224,754	$ 180,209
Denominator
Weighted-average ordinary shares outstanding, basic	117,057,116	117,705,414	116,749,213
Basic earnings per share	$ 1.65	$ 1.91	$ 1.54
Numerator
Net income attributable to Mindray shareholders	$ 193,292	$ 224,754	$ 180,209
Denominator
Weighted-average ordinary shares outstanding, basic	117,057,116	117,705,414	116,749,213
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	1,355,344	2,346,221	3,065,791
Weighted-average ordinary shares outstanding, diluted	118,412,460	120,051,635	119,815,004
Diluted earnings per share	$ 1.63	$ 1.87	$ 1.50